DEBT - Disclosure of borrowings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total debt as at January 1	$ 797,208	$ 637,891
Additions and advances	128,499	728,940
Principal payments	(144,277)	(642,729)
Arising from Cariboo acquisition	2,503	7,143
Amortization of deferred financing charges	2,503	2,515
Loss on settlement of long-term debt		4,646
Unrealized foreign exchange movements	(35,501)	56,134
Foreign currency translation	(1,436)	2,668
Total debt as at December 31	746,996	797,208
Less: current portion	35,697	32,853
Long-term debt	711,299	764,355
Senior secured notes [Member]
Disclosure of detailed information about borrowings [line items]
Total debt as at January 1	705,756	523,072
Additions and advances	0	669,870
Principal payments	0	(546,920)
Arising from Cariboo acquisition		0
Amortization of deferred financing charges	2,388	2,487
Loss on settlement of long-term debt		4,646
Unrealized foreign exchange movements	(34,030)	52,601
Foreign currency translation	0	0
Total debt as at December 31	674,114	705,756
Less: current portion	0	0
Long-term debt	674,114	705,756
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt as at January 1	0	26,494
Additions and advances	103,842	33,849
Principal payments	(103,995)	(60,343)
Arising from Cariboo acquisition		0
Amortization of deferred financing charges	0	0
Loss on settlement of long-term debt		0
Unrealized foreign exchange movements	153	0
Foreign currency translation	0	0
Total debt as at December 31	0	0
Less: current portion	0	0
Long-term debt	0	0
Gibraltar equipment loans [Member]
Disclosure of detailed information about borrowings [line items]
Total debt as at January 1	48,998	37,992
Additions and advances	0	15,653
Principal payments	(18,183)	(13,109)
Arising from Cariboo acquisition		5,206
Amortization of deferred financing charges	115	28
Loss on settlement of long-term debt		0
Unrealized foreign exchange movements	(1,265)	3,228
Foreign currency translation	0	0
Total debt as at December 31	29,665	48,998
Less: current portion	19,500	18,579
Long-term debt	10,165	30,419
Florence equipment loans [Member]
Disclosure of detailed information about borrowings [line items]
Total debt as at January 1	29,158	32,364
Additions and advances	4,553	0
Principal payments	(6,905)	(5,758)
Arising from Cariboo acquisition		0
Amortization of deferred financing charges	0	0
Loss on settlement of long-term debt		0
Unrealized foreign exchange movements	0	0
Foreign currency translation	(1,363)	2,552
Total debt as at December 31	25,443	29,158
Less: current portion	7,705	6,636
Long-term debt	17,738	22,522
Lease liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Total debt as at January 1	13,296	17,969
Additions and advances	20,104	9,568
Principal payments	(15,194)	(16,599)
Arising from Cariboo acquisition		1,937
Amortization of deferred financing charges	0	0
Loss on settlement of long-term debt		0
Unrealized foreign exchange movements	(359)	305
Foreign currency translation	(73)	116
Total debt as at December 31	17,774	13,296
Less: current portion	8,492	7,638
Long-term debt	$ 9,282	$ 5,658